Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenue		€ 18	€ 444	€ 46	€ 816
Research and development costs		(40,235)	(21,880)	(70,775)	(42,488)
General and administrative expenses		(5,226)	(3,231)	(9,888)	(6,556)
Operating profit / (loss)		(45,443)	(24,667)	(80,617)	(48,228)
Finance income		22,573	158	16,270	288
Finance expenses		(6)	(6,234)	(11)	(7,956)
Profit / (loss) before tax		(22,876)	(30,743)	(64,358)	(55,896)
Tax on profit / (loss) for the period		99	37	206	51
Net profit / (loss) for the period		(22,777)	(30,706)	(64,152)	(55,845)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		2	42	(7)	46
Other comprehensive income / (loss) for the period, net of tax		2	42	(7)	46
Total comprehensive income / (loss)		(22,775)	(30,664)	(64,159)	(55,799)
Profit / (loss) for the period attributable to owners of the Company		(22,777)	(30,706)	(64,152)	(55,845)
Total comprehensive income / (loss) for the period attributable to owners of the Company		€ (22,775)	€ (30,664)	€ (64,159)	€ (55,799)
Basic earnings / (loss) per share		€ (0.55)	€ (0.94)	€ (1.60)	€ (1.72)
Diluted earnings / (loss) per share		€ (0.55)	€ (0.94)	€ (1.60)	€ (1.72)
Number of shares used for calculation (basic)		41,650,907	32,502,555	40,182,701	32,465,935
Number of shares used for calculation (diluted)	[1]	41,650,907	32,502,555	40,182,701	32,465,935

[1]	A total of 4,479,691 warrants outstanding as of June 30, 2018 can potentially dilute earnings per share in the future, but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, a total of 3,689,506 warrants outstanding as of June 30, 2017 are also considered antidilutive for the periods presented and have not been included in the calculation.